Vessels, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels, Net
5.	Vessels, Net
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance, January 1, 2025	94,990,150	(10,840,345)	84,149,805
Depreciation for the period	—	(3,250,941)	(3,250,941)
Balance, June 30, 2025	94,990,150	(14,091,286)	80,898,864
At June 30, 2025, the Company performed an impairment review of its vessels since the book values of three vessels were substantially higher than their market values. As a result of the impairment review, undiscounted net op era
ting cash flows exceeded each vessel’s carrying value and no impairment loss was recognized for the six-month
period ended June 30, 2025.